Equity Incentive Compensation (Details Textual) (USD $)	9 Months Ended		12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011	Oct. 31, 2012
Equity Incentive Compensation [Line Items]
Stock Repurchased During Period, Shares			16,833
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			(12,667)
Share-based Compensation	$ 3,578,465	$ 0
2011 grants Member
Equity Incentive Compensation [Line Items]
Share-based Compensation			8,000
Restricted Stock Units (RSUs) [Member]
Equity Incentive Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,530	29,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				The units vest 25% on the first anniversary and then in thirty-six monthly increments through December 2014.	units to three employees in connection with equity incentive agreements, 20,000 of the units vested in six month increments beginning with 33% in July 2011 and then 16% through July 2013, 7,500 of the units vested in six month increments beginning with 33% in April 2011 and then 16% through April 2013 and 2,000 of the units vested 25% on the first anniversary and then in thirty-six monthly increments through March 2016.
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Equity Incentive Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						22,725
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						subject to a performance condition, the Company closing a funding of at least $25 million. Once achieved, the units vest 33% upon the closing and then 16% every six months thereafter. Since the likelihood of achieving the performance condition on the grant date was not deemed probable, no equity incentive compensation had been recorded related to these units. On October 9, 2013, this equity incentive agreement was modified to reduce the funding target to $15 million which is deemed probable however the grant was determined to have a diminimus grant-date fair value.